                                THE MUNDER FUNDS
                         SUPPLEMENT DATED AUGUST 13, 1998
                       TO PROSPECTUS DATED OCTOBER 29, 1997
                            CLASS A AND B SHARES OF:

  MUNDER ALL-SEASON CONSERVATIVE FUND, MUNDER ALL-SEASON MODERATE FUND AND
                       MUNDER ALL-SEASON AGGRESSIVE FUND

The "FUND OPERATING EXPENSES" section in the Prospectus is hereby supplemented as follows:

                                                    CLASS Y SHARES
                                                    --------------
Index 500 Fund ...................................      .29%*
---------------
*Reflects advisory fees after waiver. Without waiver, the Expense Ratio for the Index 500 Fund would be 0.37%.

The "EXAMPLE" section in the Prospectus is hereby supplemented as follows:

     Based on the expenses for the Funds and the Underlying Funds shown above, and assuming the neutral asset allocation for each Fund set forth below, the average weighted expense ratio for each Fund, expressed as a percentage of each Fund's average daily net assets, is estimated to be as follows:

                                                     EXPENSE RATIO
                                                     -------------
                                            CLASS A SHARES   CLASS B SHARES
                                            --------------   --------------
Conservative Fund............................     2.38%            1.63%
Moderate Fund................................     2.50%            1.75%
Aggressive Fund..............................     2.58%            1.83%

The "FUND CHOICES--What are the Funds' Investments and Investment Practices?"
section in the Prospectus is hereby supplemented as follows:

                     CONSERVATIVE FUND     MODERATE FUND    AGGRESSIVE FUND
                     -----------------     -------------    ---------------
                      MINIMUM  MAXIMUM   MINIMUM  MAXIMUM   MINIMUM  MAXIMUM
                      -------  -------   -------  -------   -------  -------
Equity Funds
  Index 500 Fund........0%       20%        0%      30%        0%      40%

The "FUND CHOICES--What are the Underlying Funds' Investments and Investment Practices?" section in the Prospectus is hereby supplemented as follows:

                                  INDEX 500 FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide performance and income that is comparable to the S&P 500. The S&P 500 is an index of 500 stocks which emphasize large capitalization companies. See Appendix A for more information on the S&P 500. The Fund will normally hold the securities of at least 400 of the stocks in the S&P 500.

   The Fund will try to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least .95. A correlation of 1.0 would mean that the changes in the Fund's price mirror exactly changes in the S&P
500. The timing of purchases and redemptions, changes in securities markets, level of the Fund's assets and other factors affect the Fund's ability to exactly track the S&P 500's performance.

     The Fund is managed through the use of a "quantitative" investment approach and tries to mirror the composition and performance of the S&P 500 through statistical procedures. The Advisor does not use traditional methods of fund investment management, i.e., it does not select stocks on the basis of economic, financial and market analysis. Because the Fund pays brokerage costs and other fees, its return may be lower than that of the S&P 500.

     PORTFOLIO MANAGEMENT. Todd B. Johnson and Kenneth A. Schluchter III jointly manage the Fund. Mr. Johnson, a Chief Investment Officer of the Advisor, has served as the portfolio manager of the Fund since July 1992. Mr. Schluchter, who has managed the Fund since June 1997, was previously a Systems Developer and Data Analyst for Compuware Incorporated (1993-1995) and a Business Analyst for Central Transport Incorporated (1989-1993).

INVESTMENT CHARTS

                                  EQUITY FUNDS

-------------------------------------------------------------------------------
                  INVESTMENTS AND                                  INDEX 500
               INVESTMENT PRACTICES                                   FUND
-------------------------------------------------------------------------------
FOREIGN SECURITIES. Includes securities issued by non-U.S.
Companies. Present more risks than U.S. Securities.                    25%
-------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. Obligations of a
Fund to purchase or sell a specific currency at a future date at a set price. May decrease a Fund's loss due to a change in
a currency value, but also limits gains from currency changes.          Y
-------------------------------------------------------------------------------
WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Agreement by a
Fund to purchase securities at a set price, with delivery and payment in the future. The value of securities may change
between the time the price is set and payment. Not to be used
for speculation.                                                        Y
-------------------------------------------------------------------------------
FUTURES AND OPTIONS ON FUTURES.(1) Contracts in which a Fund agrees, at maturity, to make delivery of or receive securities, the cash value of an index or foreign currency. Used for hedging
purposes or to maintain liquidity.                                      Y
-------------------------------------------------------------------------------
OPTIONS. A Fund may buy options giving it the right to require a buyer to buy a security held by the Fund (put options), buy options giving it the right to require a seller to sell
securities to the Fund (call options), sell (write) options
giving a buyer the right to require the Fund to buy securities from the buyer or write options giving a buyer the right to
require the Fund to sell securities to the buyer during a set time at a set price. Options may relate to stock indices,
individual securities, foreign currencies or futures contracts.
See the SAI for more details and additional limitations.                 Y
-------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS. A Fund sells securities and
agrees to buy them back later at an agreed upon time and price.
A method to borrow money for temporary purposes.                         Y
-------------------------------------------------------------------------------
ILLIQUID SECURITIES. Typically there is no ready market for these securities, which inhibits the ability to sell them and to obtain their full market value, or there are legal restrictions on their
resale by the Fund.                                                    15%(2)
-------------------------------------------------------------------------------
LENDING SECURITIES. A Fund may lend securities to financial
institutions which pay for the use of the securities. May increase
return. Slight risk of borrower failing financially.                   25%
-------------------------------------------------------------------------------

Key:
Y = investment allowed without restriction
N = investment not allowed
(1) The limitation on margins and premiums for futures is 5% of a Fund's assets
(2) Based on net assets

The Prospectus is hereby supplemented as follows:

                                     APPENDIX A

     The Index 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's Ratings Service, a division of McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Index 500 Fund or any member of the public regarding the advisability of investing in securities generally or in the Index 500 Fund particularly or the ability of the S&P 500 Index to trace general stock market performance. S&P's only relationship to the Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Trust or the Index 500 Fund. S&P has no obligation to take the needs of the Trust or the owners of the Index 500 Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Index 500 Fund or the timing of the issuance or sale of the Index 500 Fund or in the determination or calculation of the equation by which the Index 500 Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Index 500 Fund.

     S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Trust, owners of the Index 500 Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability of fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

     "Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500" and "500" are trademarks of McGraw-Hill, Inc. and have been licensed for use by the Trust. The Index 500 Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Index 500 Fund.

                                THE MUNDER FUNDS
                         SUPPLEMENT DATED AUGUST 13, 1998
                       TO PROSPECTUS DATED OCTOBER 29, 1997
                               CLASS Y SHARES OF:

  MUNDER ALL-SEASON CONSERVATIVE FUND, MUNDER ALL-SEASON MODERATE FUND AND
                       MUNDER ALL-SEASON AGGRESSIVE FUND

The "FUND OPERATING EXPENSES" section in the Prospectus is hereby supplemented as follows:

                                                    CLASS Y SHARES
                                                    --------------
Index 500 Fund ...................................      .29%*
---------------
*Reflects advisory fees after waiver. Without waiver, the Expense Ratio for the Index 500 Fund would be 0.37%.

The "EXAMPLE" section in the Prospectus is hereby supplemented as follows:

     Based on the expenses for the Funds and the Underlying Funds shown above, and assuming the neutral asset allocation for each Fund set forth below, the average weighted expense ratio for each Fund, expressed as a percentage of each Fund's average daily net assets, is estimated to be as follows:

                                                     EXPENSE RATIO
                                                     -------------
Conservative Fund............................            1.38%
Moderate Fund................................            1.50%
Aggressive Fund..............................            1.58%

The "FUND CHOICES--What are the Funds' Investments and Investment Practices?"
section in the Prospectus is hereby supplemented as follows:

                     CONSERVATIVE FUND     MODERATE FUND    AGGRESSIVE FUND
                     -----------------     -------------    ---------------
                      MINIMUM  MAXIMUM   MINIMUM  MAXIMUM   MINIMUM  MAXIMUM
                      -------  -------   -------  -------   -------  -------
Equity Funds
  Index 500 Fund........0%       20%        0%      30%        0%      40%

The "FUND CHOICES--What are the Underlying Funds' Investments and Investment Practices?" section in the Prospectus is hereby supplemented as follows:

                                  INDEX 500 FUND

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide performance and income that is comparable to the S&P 500. The S&P 500 is an index of 500 stocks which emphasize large capitalization companies. See Appendix A for more information on the S&P 500. The Fund will normally hold the securities of at least 400 of the stocks in the S&P 500.

   The Fund will try to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least .95. A correlation of 1.0 would mean that the changes in the Fund's price mirror exactly changes in the S&P
500. The timing of purchases and redemptions, changes in securities markets, level of the Fund's assets and other factors affect the Fund's ability to exactly track the S&P 500's performance.

     The Fund is managed through the use of a "quantitative" investment approach and tries to mirror the composition and performance of the S&P 500 through statistical procedures. The Advisor does not use traditional methods of fund investment management, i.e., it does not select stocks on the basis of economic, financial and market analysis. Because the Fund pays brokerage costs and other fees, its return may be lower than that of the S&P 500.

     PORTFOLIO MANAGEMENT. Todd B. Johnson and Kenneth A. Schluchter III jointly manage the Fund. Mr. Johnson, a Chief Investment Officer of the Advisor, has served as the portfolio manager of the Fund since July 1992. Mr. Schluchter, who has managed the Fund since June 1997, was previously a Systems Developer and Data Analyst for Compuware Incorporated (1993-1995) and a Business Analyst for Central Transport Incorporated (1989-1993).

INVESTMENT CHARTS

                                  EQUITY FUNDS

-------------------------------------------------------------------------------
                  INVESTMENTS AND                                  INDEX 500
               INVESTMENT PRACTICES                                   FUND
-------------------------------------------------------------------------------
FOREIGN SECURITIES. Includes securities issued by non-U.S.
Companies. Present more risks than U.S. Securities.                    25%
-------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. Obligations of a
Fund to purchase or sell a specific currency at a future date at a set price. May decrease a Fund's loss due to a change in
a currency value, but also limits gains from currency changes.          Y
-------------------------------------------------------------------------------
WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Agreement by a
Fund to purchase securities at a set price, with delivery and payment in the future. The value of securities may change
between the time the price is set and payment. Not to be used
for speculation.                                                        Y
-------------------------------------------------------------------------------
FUTURES AND OPTIONS ON FUTURES.(1) Contracts in which a Fund agrees, at maturity, to make delivery of or receive securities, the cash value of an index or foreign currency. Used for hedging
purposes or to maintain liquidity.                                      Y
-------------------------------------------------------------------------------
OPTIONS. A Fund may buy options giving it the right to require a buyer to buy a security held by the Fund (put options), buy options giving it the right to require a seller to sell
securities to the Fund (call options), sell (write) options
giving a buyer the right to require the Fund to buy securities from the buyer or write options giving a buyer the right to
require the Fund to sell securities to the buyer during a set time at a set price. Options may relate to stock indices,
individual securities, foreign currencies or futures contracts.
See the SAI for more details and additional limitations.                 Y
-------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS. A Fund sells securities and
agrees to buy them back later at an agreed upon time and price.
A method to borrow money for temporary purposes.                         Y
-------------------------------------------------------------------------------
ILLIQUID SECURITIES. Typically there is no ready market for these securities, which inhibits the ability to sell them and to obtain their full market value, or there are legal restrictions on their
resale by the Fund.                                                    15%(2)
-------------------------------------------------------------------------------
LENDING SECURITIES. A Fund may lend securities to financial
institutions which pay for the use of the securities. May increase
return. Slight risk of borrower failing financially.                   25%
-------------------------------------------------------------------------------

Key:
Y = investment allowed without restriction
N = investment not allowed
(1) The limitation on margins and premiums for futures is 5% of a Fund's assets
(2) Based on net assets

The Prospectus is hereby supplemented as follows:

                                     APPENDIX A

     The Index 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's Ratings Service, a division of McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Index 500 Fund or any member of the public regarding the advisability of investing in securities generally or in the Index 500 Fund particularly or the ability of the S&P 500 Index to trace general stock market performance. S&P's only relationship to the Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Trust or the Index 500 Fund. S&P has no obligation to take the needs of the Trust or the owners of the Index 500 Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Index 500 Fund or the timing of the issuance or sale of the Index 500 Fund or in the determination or calculation of the equation by which the Index 500 Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Index 500 Fund.

     S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Trust, owners of the Index 500 Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability of fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

     "Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500" and "500" are trademarks of McGraw-Hill, Inc. and have been licensed for use by the Trust. The Index 500 Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Index 500 Fund.